Financial risk management and fair values - Exposure to currency risk (Details) - Currency risk - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
United States Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	¥ 434,204	¥ 477,710
United States Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	61,922	54,944
United States Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	455,032	486,139
United States Dollars | Term deposits
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	344	336
United States Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(83,094)	(63,576)
United States Dollars | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities		(133)
Euros
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	2,013	3,628
Euros | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities		5,021
Euros | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	6,677	7,516
Euros | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(4,664)	(8,909)
Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(8,850)	(6,512)
Hong Kong Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	5,100	2,852
Hong Kong Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(13,950)	(9,364)
Renminbi
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	2,429	2,094
Renminbi | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	2,429	2,094
Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	3	2
Other currencies | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	¥ 3	¥ 2